Common Stock (Details) - Schedule of shares of common stock reserved for issuance - shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Total common stock reserved for issuance	15,381,501	1,544,038	4,207,776	666,705
Warrants [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Total common stock reserved for issuance		61,600
Series A Preferred Stock [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Total common stock reserved for issuance		628,930	1,713,965	628,930
Series A-1 Preferred Stock [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Total common stock reserved for issuance		684,450	1,865,238
Unvested RSU awards [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Total common stock reserved for issuance		169,058		37,775